Trading Advisors and the Trading Companies - Commodity Trading Advisors (Detail)	12 Months Ended
Dec. 31, 2015
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	GAM
Strategy	Global Rates Program - Futures/ FX Only
Morgan Stanley Smith Barney Augustus I, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	GAM
Strategy	Global Rates Program - Futures/ FX Only
Morgan Stanley Smith Barney TT II, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Transtrend
Strategy	Enhanced Risk Profile (USD) of Diversified Trend Program
Morgan Stanley Smith Barney TT II, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Transtrend
Strategy	Enhanced Risk Profile (USD) of Diversified Trend Program
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Boronia
Strategy	Boronia Diversified Program
Morgan Stanley Smith Barney Boronia I, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Boronia
Strategy	Boronia Diversified Program
Morgan Stanley Smith Barney Altis I, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Altis
Strategy	Global Futures Program
Morgan Stanley Smith Barney Aspect I, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Aspect
Strategy	Aspect Diversified Program
Morgan Stanley Smith Barney BHM I, LLC [Member] | Meritage Futures Fund LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading Advisor	Blenheim
Strategy	Global Markets Strategy Program (Futures/FX)